Profit/(Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2018
Profit/(Loss) Per Share [Abstract]
Schedule of basic earnings per share

	31/12/2016	31/12/2017	31/12/2018
	US$’000	US$’000	US$’000

I. Profit/(loss) attributable to ordinary equity holders of the parent (basic):
Profit/(loss) for the year, attributable to ordinary equity holders of the parent	40,654	55,365	(35,239)

	31/12/2016	31/12/2017	31/12/2018
	Reebonz Limited	Reebonz Limited	Reebonz Holding Limited
	No. of shares	No. of shares	No. of shares
	(Restated)*	(Restated)*

II. Weighted-average number of ordinary shares in thousands (basic)
Issued ordinary shares at 1 January	10,564	10,564	6,029
Conversion of ordinary shares at ratio 0.56	(4,648)	(4,724)	–
Effect of shares issued in February 2017	–	120	–
Effect of shares issued in March 2017	–	53	–
Effect of conversion of preference shares	–	–	402
Convertible loan into ordinary shares	–	–	6
Promissory note into ordinary shares	–	–	3
Issued share capital	–	–	61
Backstop shares	–	–	66
Effect of reverse split at ratio 8:1 in March 2019	(5,176)	(5,261)	(5,746)
Effect of share rights	42	42	–
Weighted-average number of ordinary shares at 31 December, as adjusted for subsequent reverse split	782	794	821

Basic profit/(loss) per share (US$ per share)	51.99	69.73	(42.92)

Schedule of diluted earnings per share

	31/12/2016	31/12/2017	31/12/2018
	US$’000	US$’000	US$’000

I. Profit/(loss) attributable to ordinary equity holders of the parent (diluted):
Profit/(loss) attributable to ordinary equity holders of the parent	40,654	55,365	(35,239)
Change in fair value of convertible preference shares:
Series A	(10,056)	(7,668)	1,659
Series B	(11,723)	(11,792)	2,140
Series C	(17,973)	(25,756)	3,574
Series D	(19,481)	(24,847)	(5,305)
Unwinding of discount on contingent settlement provision	(4)	58	63
Loss attributable to ordinary equity holders of the parent (diluted)	(18,583)	(14,640)	(33,108)

	31/12/2016	31/12/2017	31/12/2018
	Reebonz Limited	Reebonz Limited	Reebonz Holding Limited
	No. of shares	No. of shares	No. of shares
	(Restated)*	(Restated)*

II. Weighted-average number of ordinary shares in thousands (diluted)
Weighted-average number of ordinary shares (basic)	782	794	821
Effect of conversion of preference shares	1,411	1,411	1,361
Effect of share options on issue	163	69	55
	2,356	2,274	2,237

Diluted loss per share (US$ per share)	(7.89)	(6.44)	(14.80)

*	Due to the business combination as described in Note 38, the comparative information have also been restated to reflect the denominator used in earnings per share for comparative periods.